INVESTMENTS	12 Months Ended
Dec. 31, 2023
INVESTMENTS
INVESTMENTS
5.	INVESTMENTS

The Company classifies its investments at FVTPL. Realized gains and losses on disposal of investments and unrealized gains and losses in the fair value of investments are reflected in the statement of loss and comprehensive loss in the period in which they occur.

Investments consisted of the following as at December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
	$	$
Equities held (i)	3,408,092	7,474,287
Warrants held (ii)	188,500	26,868
Total Investments	3,596,592	7,501,155

5.	INVESTMENTS (continued)

(i) Equities held

The Company held the following equities as at December 31, 2023:

			Fair Value
			December 31,
		Cost	2023
	Quantity	$	$
Exploits Discovery Corp.	13,229,466	8,462,704	1,587,536
Labrador Gold Corp.	12,555,556	8,850,000	1,820,556
Long Range Exploration Corporation	5,000,000	500,000	—
Total Equities		17,812,704	3,408,092

The Company held the following equities as at December 31, 2022:

			Fair Value
			December 31,
		Cost	2022
	Quantity	$	$
Exploits Discovery Corp.	13,229,466	8,462,704	3,770,398
Labrador Gold Corp.	12,555,556	8,850,000	3,703,889
Long Range Exploration Corporation	5,000,000	500,000	—
Total Equities		17,812,704	7,474,287

Investments in Exploits Discovery Corp. and Labrador Gold Corp. represent investments in public companies that are quoted on an active exchange and are measured using the quoted market price of these companies.

Long Range Exploration Corporation is a private company without observable market prices for its common shares and is measured at its estimated fair value based on valuation techniques that use inputs derived by management and is considered Level 3 in the fair value hierarchy (Note 18).

(ii) Warrants held

The Company held the following warrants as at December 31, 2023:

			Fair Value
			December 31,
		Cost	2023
	Quantity	$	$
Maritime Resources Corp. (1)	15,324,571	174,500	188,500
Total Warrants		174,500	188,500
(1)	Each warrant is exercisable into one common share of Maritime Resources Corp. at a price of $0.07 per warrant until August 14, 2025, subject to extension to August 14, 2026 in the event that the Initial Maturity Date of the notes is extended to the Extended Maturity Date as defined in Note 8.

5.	INVESTMENTS (continued)

(ii) Warrants held (continued)

The Company held the following warrants as at December 31, 2022:

			Fair Value
			December 31,
		Cost	2022
	Quantity	$	$
Exploits Discovery Corp.	6,666,667	—	10,331
Labrador Gold Corp.	6,277,778	—	16,537
Total Warrants		—	26,868

Warrants that do not have a quoted market price are valued using a Black-Scholes option pricing model using assumptions including risk free interest rate, expected dividend yield, expected volatility, and expected remaining life of the warrant, which are supported by observable market conditions.

An analysis of investments including related gains and losses for the years ended December 31, 2023 and 2022 is as follows:

	Year ended December 31,
	2023	2022
	$	$
Investments, beginning of year	7,501,155	31,942,458
Purchases of investments	174,500	—
Proceeds on disposal of investments	—	(4,827,266)
Realized losses on investments	—	(4,675,084)
Unrealized losses on investments	(4,079,063)	(14,938,953)
Investments, end of year	3,596,592	7,501,155